Condensed Consolidated and Combined Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Feb. 16, 2024
Defined Benefit Plan Disclosure [Line Items]
Accounts receivables	$ 353,886	$ 928,951
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	89,687,500	89,687,500
Common stock, shares outstanding	89,687,500	89,687,500
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivables	$ 353,886	$ 928,951